November 5, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 116 1933 Act Registration No. 33-5852 1940 Act Registration No. 811-4676

Ladies and Gentlemen:

On behalf of Harbor Diversified International All Cap Fund, a newly formed series of Harbor Funds (the “Trust”), in accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.        the form of the Trust’s Diversified International All Cap Fund Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 116 to the Trust’s registration statement on Form N-1A; and

b.        the text of Post-Effective Amendment No. 116 to the Trust’s registration statement was filed with the Commission via EDGAR on October 29, 2015 (Accession No. 0001193125-15-358002) with an effective date of November 2, 2015.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq. Jill Damon, Esq. Dechert LLP David G. Van Hooser Charles F. McCain Anmarie S. Kolinski Erik D. Ojala Susan A. DeRoche Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.